Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 38,214	£ 44,190
Derivative financial instruments	1,432	2,407
Other financial assets at fair value through profit or loss	262	129
Loans and advances to customers	207,435	219,716
Loans and advances to banks	1,080	992
Reverse Repurchase agreements - non-trading	12,468	7,348
Other financial assets at amortised cost	152	156
Macro hedge of interest rate risk	(632)	(2,657)
Financial assets at fair value through other comprehensive income	8,481	6,024
Interests in other entities	245	252
Intangible assets	1,548	1,550
Property, plant and equipment	1,494	1,513
Current tax assets	490	478
Retirement benefit assets	723	1,050
Other assets	2,043	2,016
Assets held for sale	13	49
Total assets	275,448	285,213
Liabilities
Derivative financial instruments	818	951
Other financial liabilities at fair value through profit or loss	899	803
Deposits by customers	190,850	195,568
Deposits by banks	20,332	28,525
Repurchase agreements - non-trading	8,411	7,982
Debt securities in issue	33,910	31,531
Subordinated liabilities	2,386	2,332
Macro hedge of interest rate risk	86	95
Other liabilities	2,479	2,581
Provisions	402	378
Deferred tax liabilities	186	35
Retirement benefit obligations	66	25
Total liabilities	260,825	270,806
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,956	1,956
Retained earnings	4,295	4,848
Other reserves	(353)	(1,122)
Total equity	14,623	14,407
Total liabilities and equity	£ 275,448	£ 285,213